Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 2 | U.S. Treasury08/15/2043 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 2 | U.S. Treasury05/15/2047 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 2 | U.S. Treasury02/15/2048 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 2 | U.S. Treasury05/15/2052 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 2 | U.S. Treasury02/15/2039 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 2 | U.S. Treasury02/15/2036 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 2 | U.S. Treasury05/15/2038 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 2 | U.S. Treasury05/15/2041 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 2 | U.S. Treasury02/15/2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 2 | AT&T, Inc.12/01/2057 3.800% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 2 | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 2 | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 2 | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 2 | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 2 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 2 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 1 | U.S. Treasury08/15/2043 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 1 | U.S. Treasury05/15/2047 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 1 | U.S. Treasury02/15/2048 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 1 | U.S. Treasury05/15/2052 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 1 | U.S. Treasury02/15/2039 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 1 | U.S. Treasury02/15/2036 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 1 | U.S. Treasury05/15/2038 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 1 | U.S. Treasury05/15/2041 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 1 | U.S. Treasury02/15/2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 1 | AT&T, Inc.12/01/2057 3.800% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 1 | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 1 | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 1 | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 1 | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 1 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 1 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio - Long Government/Credit Bond Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%